Income Taxes - Schedule of Reconciliation of Actual Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Loss before income tax expense, Amount	$ (83,076,400)	$ (263,303)
Loss before income tax expense, Percentage
Tax effect at the Malaysia corporate tax rates of 24%, Amount	$ (19,938,336)	$ (63,193)
Tax effect at the Malaysia corporate tax rates of 24%, Percentage	24.00%	24.00%
Non-deductible expenditure, Amount	$ 19,897,706	$ 120,434
Non-deductible expenditure, Percentage	(23.95%)	(45.74%)
Income not subject to tax, Amount	$ (11,060)
Income not subject to tax, Percentage	0.01%
Deferred tax assets not recognized, Amount	$ 60,075
Deferred tax assets not recognized, Percentage	(0.07%)
Under provision in prior years, Amount	$ 23,525
Under provision in prior years, Percentage	(0.03%)
Total income tax expense	$ 31,910	$ 57,241
Total income tax expense, Percentage	(0.04%)	(21.74%)